ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination [text block]

($ millions)
Fair value of Loulo-Gounkoto (100%)	$3,220
Fair value of Loulo-Gounkoto (80%)	2,576

Provisional fair value allocation at acquisition
Cash	$71
Other current assets	154
Inventory	629
Property, plant and equipment	3,131
Other long-term assets	120
Total assets	$4,105
Current liabilities	$347
Deferred income tax liabilities	474
Lease liabilities	17
Provisions	47
Other liability to Loulo-Gounkoto NCI	240
Total liabilities	$1,125
Non-controlling interests	404
Net assets acquired	$2,576